POST BALANCE SHEET EVENTS (Details) $ in Millions			12 Months Ended
	Feb. 12, 2021	Jan. 04, 2021 USD ($)	Dec. 31, 2020 USD ($) director	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 22, 2019 USD ($)
Disclosure of non-adjusting events after reporting period
Issue of equity			$ 2	$ 2	$ 3
Investments in associates accounted for using equity method			$ 108	$ 103
Ceterix Orthopaedics
Disclosure of non-adjusting events after reporting period
Maximum consideration payable at the acquisition date						$ 105
Fair value of consideration						$ 96
Bioventus
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in associate	38.00%		47.60%	49.00%
Investments in associates accounted for using equity method			$ 105	$ 100
Fair value at the market value of entity			$ 380
Bioventus, Inc.
Disclosure of non-adjusting events after reporting period
Number of board members | director			2
Term of restriction of sale of stock after listing			180 days
Forecast | Integra Extremities
Disclosure of non-adjusting events after reporting period
Maximum consideration payable at the acquisition date		$ 240
Fair value of net tangible assets at acquisition date		91
Deferred contingent consideration payable		$ 0
Forecast | Bioventus
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in associate	38.00%